TAXATION - Composition of income tax expense (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TAXATION
Current income tax expense		¥ 1,452,424,600	¥ 454,533,605	¥ 383,723,730
Deferred tax expense/(benefit)	$ (26,420,740)	(171,901,260)	23,475,428	86,464,693
Income tax expense	$ 196,812,834	¥ 1,280,523,340	¥ 478,009,033	¥ 470,188,423